Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash		$ 6,672	$ 20,569
Prepaid expenses and other current assets		752	597
Inventory		2,848	1,767
TOTAL CURRENT ASSETS		10,272	22,933
NON-CURRENT ASSETS:
Restricted bank deposits		224	224
Prepaid expenses		79	90
Operating lease right of use assets		1,309	1,463
Property and equipment, net		1,593	723
TOTAL NON-CURRENT ASSETS		3,205	2,500
TOTAL ASSETS		13,477	25,433
CURRENT LIABILITIES:
Accounts payable		536	485
Other payables and accrued expenses		1,387	352
Short term employee benefits		788	766
Share based payment liabilities		232	996
Current maturities of operating lease liabilities		309	321
TOTAL CURRENT LIABILITIES		3,252	2,920
NON-CURRENT LIABILITIES:
Operating lease liabilities		1,035	1,252
TOTAL NON-CURRENT LIABILITIES		1,035	1,252
TOTAL LIABILITIES		4,287	4,172
COMMITMENTS AND CONTINGENCIES (Note 10)
SHAREHOLDERS’ EQUITY ():
Share capital - Ordinary shares of NIS 0.00286 par value - Authorized: 34,973,575 shares on December 31, 2023 and 2022; Issued and outstanding: 5,912,223 shares on December 31, 2023 and 2022	[1]	5	5
Additional paid-in capital	[1]	58,780	58,277
Accumulated other comprehensive loss	[1]	(2,414)	(1,595)
Accumulated deficit	[1]	(47,181)	(35,426)
TOTAL EQUITY	[1]	9,190	21,261
TOTAL LIABILITIES AND EQUITY	[1]	$ 13,477	$ 25,433

[1]	Adjusted to reflect reverse stock split, see Note 11